Investments - Summarized Financial Information of Equity Method Investments (Details) - USD ($) $ in Thousands	1 Months Ended	11 Months Ended	12 Months Ended
	Dec. 31, 2020	Nov. 16, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Schedule of Equity Method Investments [Line Items]
Total assets	$ 631,891		$ 631,891	$ 373,156
Total liabilities	556,167		556,167	586,986
Total Equity	(39,397)		(39,397)
Net income	(78,649)	$ (3,050)	(67,630)	59,998	$ 63,685
Equity Method Investment, Nonconsolidated Investee or Group of Investees
Schedule of Equity Method Investments [Line Items]
Total assets	30,860,617		30,860,617	28,594,587
Total liabilities	2,228,078		2,228,078	1,324,162
Total Equity	$ 28,632,539		28,632,539	27,270,425
Investment income			71,613	144,667	115,640
Expenses			249,401	218,037	200,914
Net investment income (loss)			(177,788)	(73,370)	(85,274)
Net realized and unrealized gain			2,423,252	2,055,007	1,465,984
Net income			$ 2,245,464	$ 1,981,637	$ 1,380,710